UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:	100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Daniel J. Teed
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Daniel J. Teed, Erie, PA,  November 3, 2011


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	$56,974
List of Other Included Managers:    NONE











"Wedgewood Investors, Inc."
Form 13F
"September 30, 2011"



					Title of 		Current		Share/ 			Invstmt Other 	Voting Auth
Name of Issuer			Symbol	Class	CUSIP		Value ($1000)	PrnAmt	Sh/Prn	Put/CallDscretn	Mgrs	Sole	Shared	None

3M Company			MMM	COM	88579Y101	325		4,531	SH		Sole		3,631		900
Abbott Labs			ABT	COM	002824100	355		6,950	SH		Sole		6,650		300
Altria Group Inc		MO	COM	02209S103	864		32,234	SH		Sole		28,334		3900
Artio In'tl Equity Fd		BJBIX	MF	04315j407	212		9,400	SH		Sole		9,400
AT&T Corp.			T	COM	00206r102	240		8,419	SH		Sole		6,219		2200
Berkshire Hathaway Inc.,	BRKB	COM	084670702	346		4,874	SH		Sole		4,374		500
Big Lots Inc			BIG	COM	089302103	1,151		33,050	SH		Sole		29,950		3100
Boeing Co			BA	COM	097023105	203		3,350	SH		Sole		3,150		200
BP-Amoco			BP	COM	055622104	632		17,514	SH		Sole		13,814		3700
Buffalo Science & Techno	BUFTX	MF	119530103	1,520		111,007	SH		Sole		110,699		308
Calvert Shrt Dur Inc Fd		CSDAX	MF	13161t104	245		15,055	SH		Sole		15,055
CGM Realty Fund			CGMRX	MF	125325407	332		14,437	SH		Sole		14,437
Chevron Corporation		CVX	COM	166764100	331		3,577	SH		Sole		3,273		304
Church & Dwight Co Inc		CHD	COM	171340102	287		6,500	SH		Sole		6,500
Citigroup Inc			C	COM	172967101	201		7,848	SH		Sole		7,298		550
Consolidated Edison		ED	COM	209115104	204		3,575	SH		Sole		3,375		200
Dodge & Cox Stk Fd		DODGX	MF	256219106	1,133		12,340	SH		Sole		12,340
Erie Indemnity Co		ERIE	COM	29530P102	4,021		56,495	SH		Sole		56,495
Exxon Mobil Corp		XOM	COM	30231G102	1,233		16,974	SH		Sole		10,424		6550
Fedex Corp			FDX	COM	31428X106	749		11,070	SH		Sole		10,070		1000
Fidelity Adv Emrg Mkts 		FMKIX	MF	315920702	317		24,658	SH		Sole		23,871		787
Fidelity Diversified Int	FDIKX	MF	315910281	218		8,787	SH		Sole				8787
Fidelity Spartan 500 Ind	FXSIX	MF	315911768	287		7,127	SH		Sole				7127
First Niagara Financial 	FNFG	COM	33582v108	101		11,000	SH		Sole		11,000
FMI LC Fund			FMIHX	MF	302933205	965		67,426	SH		Sole		67,426
General Electric Co		GE	COM	369604103	164		10,755	SH		Sole		6,555		4200
General Mills			GIS	COM	370334104	688		17,880	SH		Sole		17,080		800
Genesee & Wyoming Inc		GWR	COM	371559105	223		4,800	SH		Sole		4,500		300
Goldman Sachs MC Value F	GSMCX	MF	38141w398	219		7,157	SH		Sole				7157
H J Heinz Co			HNZ	COM	423074103	329		6,518	SH		Sole		5,518		1000
Heartland Value Plus Fd		HRVIX	MF	422352500	330		13,589	SH		Sole		12,922		667
Hussman Strategic TTL Re	HSTRX	MF	448108209	306		24,551	SH		Sole		24,551
iShares Barclays 1-3 Yr 	SHY	COM	464287457	619		7,313	SH		Sole		7,313
iShares Barclays Agg Bon	AGG	COM	464287226	288		2,615	SH		Sole		2,615
iShares IBoxx Inv Gr Cor	LQD	COM	464287242	373		3,325	SH		Sole		3,325
iShares Russell 2000 ETF	IWM	COM	464287655	216		3,354	SH		Sole		3,254		100
iShares Russell 2000 Gro	IWO	COM	464287648	317		4,310	SH		Sole		4,110		200
iShares Russell 2000 Val	IWN	COM	464287630	277		4,849	SH		Sole		4,647		202
iShares Russell MC Growth ETF	IWP	COM	464287481	700		14,101	SH		Sole		13,101		1000
iShares Russell MC Value ETF	IWS	COM	464287473	711		18,439	SH		Sole		17,717		722
iShares S&P 500 ETF		IVV	COM	464287200	1,516		13,332	SH		Sole		11,882		1450
Janus Flexible Bd Fd		JAFIX	MF	471023606	279		26,173	SH		Sole		24,766		1407
JC Data Solutions Inc.		JCDS	COM	47214a100	9		15,000	SH		Sole		15,000
Johnson & Johnson		JNJ	COM	478160104	1,420		22,298	SH		Sole		18,798		3500
Kraft Foods Inc Cl A		KFT	COM	50075N104	369		10,987	SH		Sole		10,227		760
L-3 Communications Holdings	LLL	COM	502424104	504		8,125	SH		Sole		7,225		900
Lord Abbett Shrt Dur Inc Fd	LALDX	MF	543916100	139		30,876	SH		Sole		30,876
Lord Abbett Shrt Dur Inc I Fd	LLDYX	MF	543916688	1,735		384,736	SH		Sole		384,736
Lorillard Inc.			LO	COM	544147101	465		4,200	SH		Sole		3,500		700
McDonald's Corp.		MCD	COM	580135101	710		8,079	SH		Sole		7,390		689
Meridian Growth Fund		MERDX	MF	589619105	283		7,234	SH		Sole		7,234
Natixis Loomis Inv Gr-Y		LSIIX	MF	543487136	367		30,240	SH		Sole		30,240
Nestle S.A. ADR			NSRGY	COM	641069406	402		7,280	SH		Sole		6,030		1250
Neuberger Berman Genesis Fd	NBGIX	MF	641233200	357		8,356	SH		Sole				8356
Norfolk Southern Corp.		NSC	COM	655844108	317		5,200	SH		Sole		4,900		300
Oneok Inc.			OKE	COM	682680103	362		5,475	SH		Sole		4,775		700
Pepsico Inc			PEP	COM	713448108	347		5,610	SH		Sole		5,510		100
Perkins MC Value Fd		JMCVX	MF	471023598	2,392		120,028	SH		Sole		118,658		1370
Pfizer Inc			PFE	COM	717081103	338		19,133	SH		Sole		16,433		2700
Philip Morris Int'l		PM	COM	718172109	1,395		22,359	SH		Sole		20,059		2300
Pimco Commodity Rr Strategy Fd	PCRDX	MF	722005550	78		10,743	SH		Sole		10,743
Pimco Total Return Inst'l Fd	PTTRX	MF	693390700	2,627		243,453	SH		Sole		243,453
Procter & Gamble Co		PG	COM	742718109	628		9,940	SH		Sole		9,440		500
Rainier Small/Mid Growth Fd	RIMSX	MF	750869208	204		7,394	SH		Sole		7,394
Raytheon Co			RTN	COM	755111507	335		8,200	SH		Sole		7,700		500
Republic Services Inc.		RSG	COM	760759100	340		12,100	SH		Sole		10,700		1400
Royce Premier SC Fd		RYPRX	MF	780905600	192		10,666	SH		Sole		10,666
Royce Value Fund		RYVFX	MF	780905733	1,089		103,866	SH		Sole		102,278		1588
Russell Equity Growth		RELCX	MF	782493399	174		23,433	SH		Sole		23,433
Scout Int'l Fd			UMBWX	MF	81063U503	2,820		105,790	SH		Sole		104,852		938
Scout SC Fd			UMBHX	MF	81063U305	867		67,128	SH		Sole		65,837		1291
Sequoia Fund			SEQUX	MF	817418106	3,192		24,556	SH		Sole		24,461		95
Sit DV Gwth Fd			SDVSX	MF	82980D806	337		28,409	SH		Sole		27,231		1178
Southern Co			SO	COM	842587107	311		7,350	SH		Sole		5,550		1800
SPDR Gold Trust ETF		GLD	COM	78463v107	207		1,308	SH		Sole		1,308
Stericycle			SRCL	COM	858912108	294		3,640	SH		Sole		2,840		800
T Rowe MC Growth		RPMGX	MF	779556109	251		4,810	SH		Sole		4,810
The Parnassus Fund		PARNX	MF	701765109	2,033		62,020	SH		Sole		61,238		782
Thompson Plumb Bond Fund	THOPX	MF	884891201	527		46,726	SH		Sole		46,726
Thornburg LTD TERM Income	THIIX	MF	885215681	305		22,881	SH		Sole		22,881
Union Pacific Corp.		UNP	COM	907818108	526		6,440	SH		Sole		940		5500
Vanguard Hi-Yld Corp		VWEHX	MF	922031208	56		10,225	SH		Sole		10,225
Vanguard Index 500		VFINX	MF	922908108	1,581		15,179	SH		Sole		14,787		392
Vanguard Intm Term Corp Inv	VFICX	MF	922031885	335		33,387	SH		Sole		33,387
Vanguard Morgan Growth		VMRGX	MF	921928107	232		14,475	SH		Sole		4,633		9842
Vanguard Natural Resources	VNR	COM	92205f106	257		9,850	SH		Sole		9,050		800
VF Corp				VFC	COM	918204108	310		2,550	SH		Sole		2,150		400
VM Ware Inc Cl A		VMW	COM	928563402	227		2,820	SH		Sole		2,620		200
Wabtec Corp			WAB	COM	929740108	484		9,150	SH		Sole		8,550		600
Wal-Mart Stores Inc.		WMT	COM	931142103	217		4,187	SH		Sole		4,187


Report Summary		90 Data Records		56974		0 Other Managers on whose behalf report is run.
